UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FULLER & THALER BEHAVIORAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 90.97%
Banks — 12.54%
BancorpSouth Bank	851,341	$26,740,621
Bank of Hawaii Corporation	151,095	14,378,200
F.N.B. Corporation	2,912,100	36,983,670
Farmers National Banc Corporation	82,336	1,343,724
Financial Institutions, Inc.	140,679	4,515,796
First Citizens BancShares, Inc., Class A	64,675	34,420,682
Fulton Financial Corporation	3,015,938	52,567,799
Hancock Whitney Corporation	1,659,298	72,809,997
Lakeland Financial Corporation	389,557	19,061,024
TowneBank	182,988	5,090,726
TriState Capital Holdings, Inc.(a)	555,492	14,509,451
		282,421,690
Building Products — 2.86%
Advanced Drainage Systems, Inc.	80,040	3,108,754
Continental Building Products, Inc.(a)	915,898	33,366,163
Cornerstone Building Brands, Inc.(a)	1,314,345	11,185,076
Masonite International Corporation(a)	166,531	12,025,204
Trex Company, Inc.(a)	51,707	4,647,425
		64,332,622
Capital Markets — 1.84%
Blucora, Inc.(a)	1,310,623	34,259,685
Hamilton Lane, Inc., Class A	120,395	7,175,542
		41,435,227
Chemicals — 0.42%
Koppers Holdings, Inc.(a)	41,600	1,589,952
Trinseo S.A.	209,600	7,799,216
		9,389,168
Commercial Services & Supplies — 1.03%
Deluxe Corporation	295,900	14,771,328
SP Plus Corporation(a)	199,056	8,445,946
		23,217,274
Communications Equipment — 0.43%
Comtech Telecommunications Corporation	272,700	9,678,123

Construction & Engineering — 5.75%
Comfort Systems USA, Inc.	747,344	37,255,098
EMCOR Group, Inc.	234,600	20,245,980
MasTec, Inc.(a)	835,989	53,637,054

Quanta Services, Inc.	446,600	18,181,086
		129,319,218
Distributors — 0.76%
Core-Mark Holding Company, Inc.	626,892	17,045,193

Electric Utilities — 0.15%
Portland General Electric Company	59,590	3,324,526

Electrical Equipment — 2.26%
Generac Holdings, Inc.(a)	505,242	50,822,293

Electronic Equipment, Instruments & Components — 7.52%
Insight Enterprises, Inc.(a)	312,426	21,960,424
Jabil, Inc.	1,895,352	78,334,898
Sanmina Corporation(a)	599,649	20,531,982
SYNNEX Corporation	107,070	13,790,616
Tech Data Corporation(a)	219,900	31,577,640
Vishay Precision Group, Inc.(a)	88,898	3,022,532
		169,218,092
Equity Real Estate Investment Trusts (REITs) — 3.67%
Apple Hospitality REIT, Inc.	585,380	9,512,425
Armada Hoffler Properties, Inc.	186,700	3,425,945
City Office REIT, Inc.	203,721	2,754,308
CorEnergy Infrastructure Trust, Inc.	181,600	8,119,336
Industrial Logistics Properties Trust	346,221	7,762,275
Office Properties Income Trust	95,354	3,064,678
OUTFRONT Media, Inc.	859,734	23,058,066
Xenia Hotels & Resorts, Inc.	1,147,614	24,799,938
		82,496,971
Food Products — 0.63%
Simply Good Foods Company (The)(a)	493,787	14,092,681

Health Care Equipment & Supplies — 1.31%
Integer Holdings Corporation(a)	169,589	13,640,043
Integra LifeSciences Holdings Corp.(a)	136,219	7,938,843
Lantheus Holdings, Inc.(a)	387,411	7,945,800
		29,524,686
Health Care Providers & Services — 2.85%
Amedisys, Inc.(a)	131,145	21,890,723
Chemed Corporation	58,300	25,608,858
Select Medical Holdings Corporation(a)	714,625	16,679,348
		64,178,929
Hotels, Restaurants & Leisure — 0.86%
Ruth's Hospitality Group, Inc.	891,129	19,395,423

Household Durables — 4.15%
Helen of Troy Ltd.(a)	457,191	82,198,369
TopBuild Corporation(a)	108,321	11,165,729
		93,364,098
Industrial Conglomerates — 0.22%
Raven Industries, Inc.	143,060	4,929,848

Insurance — 4.67%
James River Group Holdings Ltd.	312,231	12,867,040
Kemper Corporation	693,089	53,714,397
Primerica, Inc.	294,908	38,503,188
		105,084,625
Internet & Direct Marketing Retail — 0.63%
Qurate Retail, Inc., Series A(a)	1,675,500	14,124,465

IT Services — 5.32%
CoreLogic, Inc.(a)	185,700	8,116,947
CSG Systems International, Inc.	780,975	40,438,886
EVERTEC, Inc.	1,600,818	54,491,844
Perspecta, Inc.	635,632	16,806,110
		119,853,787
Leisure Products — 0.29%
Johnson Outdoors, Inc., Class A	85,808	6,581,474

Life Sciences Tools & Services — 3.69%
Bruker Corporation	636,484	32,441,589
Medpace Holdings, Inc.(a)	537,158	45,153,502
PRA Health Sciences, Inc.(a)	49,200	5,468,580
		83,063,671
Machinery — 0.45%
Meritor, Inc.(a)	385,456	10,095,093

Marine — 0.33%
Costamare, Inc.	782,924	7,461,266

Media — 0.81%
Sinclair Broadcast Group, Inc., Class A	544,794	18,163,432

Metals & Mining — 0.49%
Gold Resource Corporation	725,007	4,016,539
Worthington Industries, Inc.	172,900	7,292,922
		11,309,461
Mortgage Real Estate Investment Trusts (REITs) — 0.29%
Invesco Mortgage Capital, Inc.	389,400	6,483,510

Multi-Utilities — 0.13%
Unitil Corporation	47,000	2,905,540

Oil, Gas & Consumable Fuels — 1.70%
Delek US Holdings, Inc.	716,846	24,035,846
W&T Offshore, Inc.(a)	2,573,600	14,309,216
		38,345,062
Paper & Forest Products — 0.38%
Louisiana-Pacific Corporation	284,746	8,448,414

Pharmaceuticals — 2.20%
Horizon Therapeutics plc(a)	1,045,829	37,859,010
Supernus Pharmaceuticals, Inc.(a)	491,392	11,655,818
		49,514,828
Professional Services — 2.73%
CRA International, Inc.	52,527	2,861,146
FTI Consulting, Inc.(a)	455,688	50,426,433
Kforce, Inc.	206,068	8,180,900
		61,468,479
Real Estate Management & Development — 0.32%
Marcus & Millichap, Inc.(a)	150,405	5,602,586
RMR Group, Inc. (The), Class A	35,825	1,635,053
		7,237,639
Road & Rail — 2.34%
Landstar System, Inc.	463,120	52,735,474

Software — 2.94%
j2 Global, Inc.	549,000	51,446,790
Progress Software Corporation	354,300	14,721,165
		66,167,955
Specialty Retail — 3.93%
Designer Brands, Inc., Class A	573,950	9,033,973
Murphy USA, Inc.(a)	495,328	57,953,376
Rent-A-Center, Inc.	573,289	16,533,655
Sleep Number Corporation(a)	100,500	4,948,620
		88,469,624
Textiles, Apparel & Luxury Goods — 2.42%
Deckers Outdoor Corporation(a)	323,100	54,558,666

Thrifts & Mortgage Finance — 0.64%
Federal Agricultural Mortgage Corporation, Class C	97,574	8,147,429
Washington Federal, Inc.	173,400	6,355,110
		14,502,539
Trading Companies & Distributors — 5.02%
Applied Industrial Technologies, Inc.	391,897	26,135,611
BMC Stock Holdings, Inc.(a)	975,454	27,985,775

Rush Enterprises, Inc., Class A	166,700	7,751,550
WESCO International, Inc.(a)	862,600	51,229,814
		113,102,750
Total Common Stocks (Cost $1,766,455,281)		2,047,863,816

MONEY MARKET FUNDS - 7.55%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.53%(b)	170,074,983	170,074,983

Total Money Market Funds (Cost $170,074,983)		170,074,983

Total Investments — 98.52% (Cost $1,936,530,264)		2,217,938,799

Other Assets in Excess of Liabilities — 1.48%		33,392,067

NET ASSETS — 100.00%		$2,251,330,866

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2019.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.20%
Air Freight & Logistics — 1.90%
Air Transport Services Group, Inc.(a)	13,487	$316,405

Airlines — 4.12%
Allegiant Travel Company	1,810	315,012
SkyWest, Inc.	5,686	367,487
		682,499
Beverages — 1.80%
Boston Beer Company, Inc. (The), Class A(a)	790	298,502

Biotechnology — 3.55%
Sarepta Therapeutics, Inc.(a)	4,575	590,358

Building Products — 1.92%
Trex Company, Inc.(a)	3,550	319,074

Construction & Engineering — 2.07%
MasTec, Inc.(a)	5,365	344,218

Consumer Finance — 3.49%
Enova International, Inc.(a)	10,040	241,562
OneMain Holdings, Inc.	8,025	338,254
		579,816
Entertainment — 1.87%
Zynga, Inc., Class A(a)	50,790	310,835

Food & Staples Retailing — 1.52%
Grocery Outlet Holding Corporation(a)	7,800	253,110

Food Products — 4.29%
Hostess Brands, Inc.(a)	24,135	350,923
Simply Good Foods Company (The)(a)	12,695	362,315
		713,238
Health Care Equipment & Supplies — 6.05%
Integer Holdings Corporation(a)	4,245	341,425
Nevro Corporation(a)	2,940	345,568
Tandem Diabetes Care, Inc.(a)	5,325	317,423
		1,004,416
Health Care Providers & Services — 7.48%
Amedisys, Inc.(a)	3,220	537,482

Guardant Health, Inc.(a)	3,970	310,216
HealthEquity, Inc.(a)	5,325	394,423
		1,242,121
Hotels, Restaurants & Leisure — 6.07%
Churchill Downs, Inc.	3,230	443,156
Denny's Corporation(a)	15,494	308,021
Scientific Games Corporation(a)	9,600	257,088
		1,008,265
Household Durables — 11.22%
Helen of Troy Ltd.(a)	2,150	386,549
Meritage Homes Corporation(a)	5,180	316,550
Roku, Inc.(a)	4,105	549,659
Skyline Champion Corporation(a)	9,940	315,098
Tempur Sealy International, Inc.(a)	3,400	296,004
		1,863,860
Insurance — 1.92%
eHealth, Inc.(a)	3,315	318,505

Interactive Media & Services — 1.35%
CarGurus, Inc.(a)	6,395	224,976

Life Sciences Tools & Services — 2.06%
Repligen Corporation(a)	3,700	342,250

Professional Services — 3.32%
FTI Consulting, Inc.(a)	4,990	552,193

Semiconductors & Semiconductor Equipment — 12.42%
Ambarella, Inc.(a)	5,650	342,164
Cirrus Logic, Inc.(a)	5,785	476,742
Lattice Semiconductor Corporation(a)	17,690	338,587
MACOM Technology Solutions Holdings, Inc.(a)	19,655	522,823
Synaptics, Inc.(a)	5,790	380,808
		2,061,124
Software — 10.69%
Box, Inc., Class A(a)	18,855	316,387
Five9, Inc.(a)	5,600	367,248
Mimecast Ltd.(a)	6,385	276,981
Ping Identity Holding Corporation(a)	15,870	385,641
Trade Desk, Inc. (The), Class A(a)	1,655	429,936
		1,776,193
Specialty Retail — 4.44%
National Vision Holdings, Inc.(a)	10,640	345,055
Rent-A-Center, Inc.	13,585	391,792
		736,847

Textiles, Apparel & Luxury Goods — 4.65%
Crocs, Inc.(a)	10,525	440,892
Steven Madden Ltd.	7,700	331,177
		772,069

Total Common Stocks/Investments — 98.20% (Cost $13,885,743)		16,310,874

Other Assets in Excess of Liabilities — 1.80%		299,118

NET ASSETS — 100.00%		$16,609,992

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 93.61%
Aerospace & Defense — 2.77%
Arconic, Inc.	17,550	$540,014

Banks — 11.90%
CIT Group, Inc.	4,100	187,083
Commerce Bancshares, Inc.	4,744	322,307
East West Bancorp, Inc.	4,300	209,410
First Horizon National Corporation	25,515	422,528
KeyCorp	17,365	351,468
M&T Bank Corporation	2,360	400,610
TCF Financial Corporation	9,277	434,163
		2,327,569
Building Products — 1.62%
Johnson Controls International plc	7,800	317,538

Chemicals — 3.75%
Celanese Corporation	2,025	249,318
Sherwin-Williams Company (The)	410	239,251
W.R. Grace & Company	3,500	244,475
		733,044
Commercial Services & Supplies — 1.60%
Republic Services, Inc.	3,500	313,705

Communications Equipment — 1.33%
CommScope Holding Company, Inc.(a)	18,345	260,316

Consumer Finance — 2.28%
Synchrony Financial	12,375	445,624

Containers & Packaging — 9.69%
Berry Global Group, Inc.(a)	9,350	444,032
Crown Holdings, Inc.(a)	7,930	575,242
Graphic Packaging Holding Company	28,605	476,273
WestRock Company	9,350	401,209
		1,896,756
Electric Utilities — 4.03%
Alliant Energy Corporation	5,500	300,959
Edison International	3,050	230,001
Pinnacle West Capital Corporation	2,875	258,549
		789,509

Electrical Equipment — 1.27%
AMETEK, Inc.	2,500	249,350

Energy Equipment & Services — 0.99%
Patterson-UTI Energy, Inc.	18,530	194,565

Equity Real Estate Investment Trusts (REITs) — 7.63%
Brixmor Property Group, Inc.	17,350	374,934
Colony Capital, Inc., Class A	40,800	193,800
Public Storage	2,050	436,568
Retail Properties of America, Inc., Class A	13,650	182,910
W.P. Carey, Inc.	3,800	304,152
		1,492,364
Food Products — 2.75%
Ingredion, Inc.	2,985	277,456
J.M. Smucker Company (The)	2,500	260,325
		537,781
Health Care Providers & Services — 3.40%
Centene Corporation(a)	3,000	188,610
Henry Schein, Inc.(a)	3,350	223,512
Laboratory Corporation of America Holdings(a)	1,500	253,755
		665,877
Hotels, Restaurants & Leisure — 2.03%
Aramark	9,165	397,761

Household Durables — 4.73%
Mohawk Industries, Inc.(a)	2,020	275,488
Newell Brands, Inc.	17,881	343,673
Whirlpool Corporation	2,080	306,862
		926,023
Industrial Conglomerates — 0.82%
Roper Technologies, Inc.	455	161,175

Insurance — 5.78%
Assured Guaranty Ltd.	4,750	232,845
Everest Re Group Ltd.	1,315	364,045
Globe Life, Inc.	2,300	242,075
Markel Corporation(a)	255	291,508
		1,130,473
IT Services — 1.68%
Amdocs Ltd.	4,550	328,464

Machinery — 2.43%
Donaldson Company, Inc.	4,300	247,766
Snap-on, Inc.	1,340	226,996
		474,762

Multi-Line Retail — 3.99%
Dollar General Corporation	2,925	456,242
Dollar Tree, Inc.(a)	3,440	323,532
		779,774
Multi-Utilities — 0.90%
CMS Energy Corporation	2,800	175,952

Oil, Gas & Consumable Fuels — 3.39%
Continental Resources, Inc.	9,900	339,570
Occidental Petroleum Corporation	1,747	71,994
Pioneer Natural Resources Company	1,660	251,274
		662,838
Professional Services — 2.16%
Nielsen Holdings plc	6,850	139,055
Verisk Analytics, Inc.	1,900	283,746
		422,801
Road & Rail — 2.05%
Kansas City Southern	2,615	400,513

Software — 1.22%
Verint Systems, Inc.(a)	4,300	238,048

Specialty Retail — 5.40%
Advance Auto Parts, Inc.	1,100	176,176
CarMax, Inc.(a)	5,210	456,760
O'Reilly Automotive, Inc.(a)	965	422,921
		1,055,857
Technology Hardware, Storage & Peripherals — 0.79%
NCR Corporation(a)	4,400	154,704

Trading Companies & Distributors — 1.23%
HD Supply Holdings, Inc.(a)	6,000	241,320

Total Common Stocks/Investments — 93.61% (Cost $16,336,089)		18,314,477

Other Assets in Excess of Liabilities — 6.39%		1,249,498

NET ASSETS — 100.00%		$19,563,975

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL UNCONSTRAINED EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 94.13%
Airlines — 4.26%
Southwest Airlines Company	4,405	$237,782

Auto Components — 2.22%
Cooper-Standard Holdings, Inc.(a)	3,745	124,184

Chemicals — 8.55%
Ecolab, Inc.	1,165	224,833
NewMarket Corporation	520	252,991
		477,824
Commercial Services & Supplies — 5.42%
Cintas Corporation	1,125	302,715

Consumer Finance — 4.30%
Synchrony Financial	6,680	240,547

Electrical Equipment — 6.89%
Generac Holdings, Inc.(a)	3,825	384,757

Electronic Equipment, Instruments & Components — 3.98%
Zebra Technologies Corporation, Class A(a)	870	222,233

Equity Real Estate Investment Trusts (REITs) — 3.08%
Gaming and Leisure Properties, Inc.	4,000	172,200

Hotels, Restaurants & Leisure — 5.61%
Yum China Holdings, Inc.	6,525	313,265

Internet & Direct Marketing Retail — 9.74%
Booking Holdings, Inc.(a)	121	248,501
eBay, Inc.	8,195	295,922
		544,423
IT Services — 3.59%
VeriSign, Inc.(a)	1,040	200,387

Life Sciences Tools & Services — 3.34%
Waters Corporation(a)	800	186,920

Machinery — 8.55%
Allison Transmission Holdings, Inc.	4,080	197,146

Parker-Hannifin Corporation	1,365	280,944
		478,090
Media — 4.17%
Liberty Media Corporation - Liberty SiriusXM, Series C(a)	4,845	233,238

Road & Rail — 4.09%
Union Pacific Corporation	1,265	228,699

Semiconductors & Semiconductor Equipment — 4.14%
Cabot Microelectronics Corporation	1,605	231,634

Specialty Retail — 12.20%
O'Reilly Automotive, Inc.(a)	475	208,174
Ross Stores, Inc.	2,170	252,630
Tiffany & Company	1,650	220,523
		681,327

Total Common Stocks/Investments — 94.13% (Cost $4,340,534)		5,260,225

Other Assets in Excess of Liabilities — 5.87%		327,901

NET ASSETS — 100.00%		$5,588,126

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL SMALL–MID CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 93.65%
Airlines — 3.25%
Alaska Air Group, Inc.	690	$46,747
JetBlue Airways Corporation(a)	2,480	46,426
		93,173
Auto Components — 1.48%
Cooper-Standard Holdings, Inc.(a)	1,275	42,279

Banks — 10.78%
Investors Bancorp, Inc.	6,400	76,257
Live Oak Bancshares, Inc.	2,985	56,745
PacWest Bancorp	1,120	42,862
Synovus Financial Corporation	1,720	67,424
Western Alliance Bancorporation	1,150	65,550
		308,838
Biotechnology — 1.34%
Exelixis, Inc.(a)	2,175	38,324

Chemicals — 3.14%
NewMarket Corporation	185	90,006

Diversified Financial Services — 2.56%
Voya Financial, Inc.	1,205	73,481

Electrical Equipment — 3.69%
Generac Holdings, Inc.(a)	1,050	105,620

Electronic Equipment, Instruments & Components — 2.37%
Keysight Technologies, Inc.(a)	190	19,500
Zebra Technologies Corporation, Class A(a)	190	48,533
		68,033
Entertainment — 1.28%
SciPlay Corporation(a)	2,975	36,563

Equity Real Estate Investment Trusts (REITs) — 9.78%
American Assets Trust, Inc.	1,125	51,638
Gaming and Leisure Properties, Inc.	2,135	91,912
Site Centers Corporation	2,510	35,190
STORE Capital Corporation	2,725	101,478
		280,218

Food Products — 3.21%
Lancaster Colony Corporation	575	92,058

Gas Utilities — 2.17%
UGI Corporation	1,380	62,321

Health Care Equipment & Supplies — 4.65%
AngioDynamics, Inc.(a)	4,675	74,846
DENTSPLY SIRONA, Inc.	1,035	58,571
		133,417
Hotels, Restaurants & Leisure — 3.97%
Ruth's Hospitality Group, Inc.	3,005	65,404
Yum China Holdings, Inc.	1,010	48,490
		113,894
Household Durables — 1.48%
Mohawk Industries, Inc.(a)	310	42,278

Insurance — 2.52%
Brown & Brown, Inc.	1,830	72,248

IT Services — 2.25%
Leidos Holdings, Inc.	660	64,607

Life Sciences Tools & Services — 2.00%
Waters Corporation(a)	245	57,244

Machinery — 7.27%
Allison Transmission Holdings, Inc.	930	44,938
Altra Industrial Motion Corporation	1,770	64,091
Hillenbrand, Inc.	1,275	42,470
Oshkosh Corporation	600	56,790
		208,289
Media — 1.45%
Liberty Latin America Ltd., Class C(a)	2,135	41,547

Metals & Mining — 1.07%
Steel Dynamics, Inc.	900	30,636

Oil, Gas & Consumable Fuels — 2.30%
WPX Energy, Inc.(a)	4,800	65,952

Road & Rail — 1.95%
Kansas City Southern	365	55,903

Semiconductors & Semiconductor Equipment — 9.11%
Advanced Energy Industries, Inc.(a)	695	49,484

Cabot Microelectronics Corporation	615	88,757
Entegris, Inc.	1,190	59,607
Power Integrations, Inc.	635	62,808
		260,656
Software — 2.03%
Aspen Technology, Inc.(a)	480	58,046

Technology Hardware, Storage & Peripherals — 2.05%
Xerox Holdings Corporation	1,595	58,808

Textiles, Apparel & Luxury Goods — 3.12%
Carter's, Inc.	540	59,043
PVH Corporation	290	30,494
		89,537
Trading Companies & Distributors — 1.38%
HD Supply Holdings, Inc.(a)	980	39,416

Total Common Stocks/Investments — 93.65% (Cost $2,285,587)		2,683,392

Other Assets in Excess of Liabilities — 6.35%		182,051

NET ASSETS — 100.00%		$2,865,443

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

FULLER & THALER BEHAVIORAL MICRO-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.17%
Biotechnology — 3.30%
Corbus Pharamceuticals Holdings, Inc.(a)	6,400	$34,944
PDL BioPharma, Inc.(a)	26,445	85,814
		120,758
Building Products — 1.98%
Cornerstone Building Brands, Inc.(a)	8,500	72,335

Capital Markets — 2.79%
B. Riley Financial, Inc.	3,120	78,561
GAIN Capital Holdings, Inc.	5,990	23,661
		102,222
Chemicals — 3.68%
Flotek Industries, Inc.(a)	16,680	33,360
Intrepid Potash, Inc.(a)	23,295	63,129
LSB Industries, Inc.(a)	9,100	38,220
		134,709
Construction & Engineering — 1.25%
HC2 Holdings, Inc.(a)	21,050	45,679

Diversified Consumer Services — 2.15%
Carriage Services, Inc.	3,075	78,720

Electronic Equipment, Instruments & Components — 1.38%
Arlo Technologies, Inc.(a)	12,025	50,625

Entertainment — 0.28%
Global Eagle Entertainment, Inc.(a)	20,325	10,163

Equity Real Estate Investment Trusts (REITs) — 3.87%
CatchMark Timber Trust, Inc., Class A	5,450	62,512
Investors Real Estate Trust	1,090	79,025
		141,537
Food & Staples Retailing — 1.76%
Natural Grocers by Vitamin Cottage, Inc.	6,540	64,550

Food Products — 3.85%
Freshpet, Inc.(a)	1,000	59,090
Landec Corporation(a)	4,300	48,633
Limoneira Company	1,715	32,979
		140,702

Health Care Equipment & Supplies — 7.16%
Antares Pharma, Inc.(a)	12,600	59,219
AxoGen, Inc.(a)	3,175	56,801
Cutera, Inc.(a)	1,375	49,239
Invacare Corporation	5,200	46,904
Sientra, Inc.(a)	5,550	49,617
		261,780
Health Care Providers & Services — 2.85%
Capital Senior Living Corporation(a)	11,100	34,299
Cross Country Healthcare, Inc.(a)	6,025	70,011
		104,310
Hotels, Restaurants & Leisure — 8.77%
Del Taco Restaurants, Inc.(a)	4,775	37,746
Drive Shack, Inc.(a)	11,620	42,529
Golden Entertainment, Inc.(a)	3,417	65,675
Lindblad Expeditions Holdings, Inc.(a)	2,735	44,717
PlayAGS, Inc.(a)	4,650	56,405
Potbelly Corporation(a)	11,200	47,264
Red Robin Gourmet Burgers, Inc.(a)	795	26,251
		320,587
Interactive Media & Services — 1.46%
EverQuote, Inc.(a)	1,550	53,243

IT Services — 4.65%
Everi Holdings, Inc.(a)	8,020	107,708
Limelight Networks, Inc.(a)	15,190	61,975
		169,683
Machinery — 3.13%
NN, Inc.(a)	2,855	26,409
Spartan Motors, Inc.	2,650	47,912
Titan International, Inc.	11,170	40,435
		114,756
Media — 8.74%
Cardlytics, Inc.(a)	1,635	102,775
comScore, Inc.(a)	12,175	60,145
Entravision Communications Corporation, Class A	14,225	37,270
TechTarget, Inc.(a)	2,350	61,334
WideOpenWest, Inc.(a)	7,900	58,618
		320,142
Mortgage Real Estate Investment Trusts (REITs) — 1.94%
Exantas Capital Corporation	5,995	70,801

Multi-Line Retail — 0.75%
Tuesday Morning Corporation(a)	14,800	27,380

Oil, Gas & Consumable Fuels — 5.60%
Clean Energy Fuels Corporation(a)	16,825	39,371
Nordic American Tankers, Ltd.	12,475	61,377
Pacific Ethanol, Inc.(a)	22,750	14,788
W&T Offshore, Inc.(a)	16,080	89,404
		204,940
Paper & Forest Products — 3.64%
Verso Corporation, Class A(a)	7,390	133,242

Personal Products — 1.85%
e.l.f. Beauty, Inc.(a)	4,200	67,746

Professional Services — 0.76%
Acacia Research Corporation(a)	10,400	27,664

Software — 3.99%
RealNetworks, Inc.(a)	10,200	12,240
Rubicon Project, Inc. (The)(a)	13,385	109,222
Smith Micro Software, Inc.(a)	6,200	24,676
		146,138
Specialty Retail — 8.28%
Barnes & Noble Education, Inc.(a)	10,625	45,369
Boot Barn Holdings, Inc.(a)	2,855	127,132
Express, Inc.(a)	9,050	44,074
Stage Stores, Inc.(a)	10,650	86,478
		303,053
Technology Hardware, Storage & Peripherals — 3.04%
Diebold Nixdorf, Inc.(a)	6,955	73,445
Immersion Corporation(a)	5,100	37,893
		111,338
Textiles, Apparel & Luxury Goods — 1.57%
Unifi, Inc.(a)	2,275	57,467

Trading Companies & Distributors — 1.70%
CAI International, Inc.(a)	2,150	62,307

Total Common Stocks/Investments — 96.17% (Cost $3,026,063)		3,518,577

Other Assets in Excess of Liabilities — 3.83%		140,261

NET ASSETS — 100.00%		$3,658,838

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

The industries shown on the schedules of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At December 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Small-Cap Equity Fund	$1,939,919,651	$303,327,951	$(25,308,803)	$278,019,148
Small-Cap Growth Fund	$13,891,812	$2,706,621	$(287,559)	$2,419,062
Mid-Cap Value Fund	$16,336,090	$2,457,954	$(479,567)	$1,978,387
Unconstrained Equity Fund	$4,340,932	$992,171	$(72,878)	$919,293
Small-Mid Core Equity Fund	$2,285,587	$468,419	$(70,614)	$397,805
Micro-Cap Equity Fund	$3,026,191	$689,372	$(196,986)	$492,386

Fuller & Thaler Funds

Related Notes to the Schedules of Investments

December 31, 2019

(Unaudited)

The Fuller & Thaler Behavioral Small-Cap Equity Fund (the “Small-Cap Equity Fund”), the Fuller & Thaler Behavioral Small-Cap Growth Fund (the “Small-Cap Growth Fund”), the Fuller & Thaler Behavioral Mid-Cap Value Fund (the Mid-Cap Value Fund”), the Fuller & Thaler Behavioral Unconstrained Equity Fund (the “Unconstrained Equity Fund”), the Fuller & Thaler Behavioral Small-Mid Core Equity Fund (the “Small-Mid Core Equity Fund”) and the Fuller & Thaler Behavioral Micro-Cap Equity Fund (the “Micro-Cap Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year, which may include return of capital, are reported subsequent to year end; accordingly, each Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on fixed income securities purchased are amortized or accreted over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fuller & Thaler Funds

Related Notes to the Schedules of Investments – (continued)

December 31, 2019

(Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (“Board”) approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-trades notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market securities, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, Fuller & Thaler Asset Management, Inc. (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Fuller & Thaler Funds

Related Notes to the Schedules of Investments – (continued)

December 31, 2019

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2019:

	Valuation Inputs
Small-Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,047,863,816	$-	$-	$2,047,863,816
Money Market Funds	170,074,983	-	-	170,074,983
Total	$2,217,938,799	$-	$-	$2,217,938,799

Small-Cap Growth Fund
Common Stocks (a)	$16,310,874	$-	$-	$16,310,874

Mid-Cap Value Fund
Common Stocks (a)	$18,314,477	$-	$-	$18,314,477

Unconstrained Equity Fund
Common Stocks (a)	$5,260,225	$-	$-	$5,260,225

Small-Mid Core Equity Fund
Common Stocks (a)	$2,683,392	$-	$-	$2,683,392

Micro-Cap Equity Fund
Common Stocks (a)	$3,518,577	$-	$-	$3,518,577

(a)	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

ALTA QUALITY GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.26%
Communication Services — 15.41%
Alphabet, Inc., Class A(a)	1,350	$1,808,177
Facebook, Inc., Class A(a)	8,000	1,642,000
Walt Disney Company (The)	8,500	1,229,355
		4,679,532
Consumer Discretionary — 20.69%
Booking Holdings, Inc.(a)	750	1,540,298
Dollar Tree, Inc.(a)	11,250	1,058,063
Expedia Group, Inc.	8,700	940,818
Home Depot, Inc. (The)	5,250	1,146,494
TJX Companies, Inc. (The)	16,200	989,172
Ulta Beauty, Inc.(a)	2,400	607,536
		6,282,381
Energy — 2.66%
Phillips 66	7,250	807,723

Financials — 7.59%
Berkshire Hathaway, Inc., Class B(a)	3,400	770,100
S&P Global, Inc.	3,000	819,150
Wells Fargo & Company	13,300	715,540
		2,304,790
Health Care — 13.38%
Becton, Dickinson and Company	3,300	897,501
CVS Health Corporation	8,800	653,752
PerkinElmer, Inc.	6,700	650,570
Thermo Fisher Scientific, Inc.	3,200	1,039,584
Zoetis, Inc.	6,200	820,570
		4,061,977
Industrials — 13.65%
Fortune Brands Home & Security, Inc.	7,700	503,118
IAA, Inc.(a)	11,500	541,190
KAR Auction Services, Inc.	35,600	775,724
Middleby Corporation (The)(a)	5,800	635,216
Union Pacific Corporation	4,300	777,397
United Technologies Corporation	6,100	913,536
		4,146,181
Information Technology — 23.97%
Amphenol Corporation, Class A	9,100	984,893
Apple, Inc.	7,650	2,246,422

Broadridge Financial Solutions, Inc.	6,650	821,541
Mastercard, Inc., Class A	3,750	1,119,712
Visa, Inc., Class A	5,500	1,033,450
Zebra Technologies Corporation, Class A(a)	4,200	1,072,848
		7,278,866
Materials — 1.91%
Sherwin-Williams Company (The)	995	580,622

Total Common Stocks/Investments — 99.26% (Cost $23,417,528)		30,142,072

Other Assets in Excess of Liabilities — 0.74%		225,132

NET ASSETS — 100.00%		$30,367,204

(a)	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

GUARDIAN FUNDAMENTAL GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.64%
Communication Services — 7.60%
Alphabet, Inc., Class A(a)	1,139	$1,525,565

Consumer Discretionary — 23.46%
Booking Holdings, Inc.(a)	604	1,240,453
EssilorLuxottica S.A. (France)	6,640	1,011,455
Nike, Inc., Class B	8,231	833,883
Tiffany & Company	3,891	520,032
Ulta Beauty, Inc.(a)	2,127	538,429
Yum China Holdings, Inc. (China)	11,742	563,733
		4,707,985
Consumer Staples — 14.61%
Colgate-Palmolive Company	13,972	961,832
L'Oréal S.A. (France)	1,967	582,488
Nestlé S.A. (Switzerland)	6,943	751,824
Reckitt Benckiser Group plc (United Kingdom)	7,841	636,616
		2,932,760
Financials — 12.67%
CME Group, Inc.	6,095	1,223,388
MarketAxess Holdings, Inc.	1,498	567,907
Moody's Corporation	3,164	751,165
		2,542,460
Health Care — 16.41%
Illumina, Inc.(a)	1,986	658,836
Novo Nordisk A/S, Class B (Denmark)	15,871	921,199
Stryker Corporation	2,005	420,930
UnitedHealth Group, Inc.	4,398	1,292,924
		3,293,889
Industrials — 6.04%
FANUC Corporation (Japan)	2,100	392,894
Intertek Group plc (United Kingdom)(a)	10,579	820,097
		1,212,991
Information Technology — 15.28%
Automatic Data Processing, Inc.	3,820	651,310
Keyence Corporation (Japan)	2,000	708,429
Mastercard, Inc., Class A	5,716	1,706,740
		3,066,479

Materials — 2.57%
Novozymes A/S, Class B (Denmark)	10,526	515,124

Total Common Stocks (Cost $19,734,055)		19,797,253

MONEY MARKET FUNDS - 1.28%

Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Institutional Class, 1.50%(b)	257,347	257,347

Total Money Market Funds (Cost $257,347)		257,347

Total Investments — 99.92% (Cost $19,991,402)		20,054,600

Other Assets in Excess of Liabilities — 0.08%		15,106

NET ASSETS — 100.00%		$20,069,706

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2019.

The sectors shown on the schedules of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of December 31, 2019, the net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Alta Fund	$23,417,528	$6,907,703	$(183,159)	$6,724,544
Guardian Fund	$19,991,402	$144,629	$(81,431)	$63,198

Alta Funds

Notes to the Schedules of Investments

December 31, 2019 (Unaudited)

The Alta Quality Growth Fund (the “Alta Fund”) and the Guardian Fundamental Global Equity Fund (the ‘Guardian Fund”) (each a “Fund” and collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Funds’ investments. These inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•  Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities.

Alta Funds

Notes to the Schedules of Investments - continued

December 31, 2019 (Unaudited)

In the event that market quotations are not readily available, Alta Capital Management, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Capitol Series Trust’s (the “Trust”) Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Funds’ administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2019:

Alta Fund	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks*	$30,142,072	$-	$-	$30,142,072

Guardian Fund	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks*	$19,797,253	$-	$-	$19,797,253
Money Market Funds	257,347	-	-	257,347
Total Investments	$20,054,600	$-	$-	$20,054,600

*	Refer to the Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period in which significant unobservable inputs (level 3) were used in determining fair value; therefore, no reconciliation of level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	February 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	February 20, 2020

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	February 20, 2020